UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Geologic Resource Fund, Ltd.

Address:  c/o Goldman Sachs (Cayman) Trust Limited
          2nd Floor, Harbour Centre
          P.O. Box 896
          North Church Street
          George Town, Grand Cayman
          Cayman Islands

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George R. Ireland
Title:    Director
Phone:    (617) 424-9900

Signature, Place and Date of Signing:

/s/ George R. Ireland        Boston, Massachusetts              2/14/06
---------------------     ---------------------------       -----------------
      [Signature]               [City, State]                    [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.       Form 13-F File Number          Name
---       ---------------------          -----

1.        28-                            Geologic Resource Partners LLC

SK 00964 0007 643885